UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       June 30, 2008
                                               -------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):      [   ]   is a restatement.
                                            [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Barington Capital Group, L.P.
Address:      888 Seventh Avenue, 17th Floor
              New York, New York 10019


Form 13F File Number:  028-12298

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   James A. Mitarotonda
Title:  Chairman and Chief Executive Officer
Phone:  212-974-5700

Signature                        Place                      Date of Signing:
/S/ JAMES A. MITAROTONDA        NEW YORK, NEW YORK           AUGUST 13, 2008
------------------------        -------------------          --------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                     0
                                                 -------------

Form 13F Information Table Entry Total:                11
                                                 -------------

Form 13F Information Table Value Total:             $ 210,801
                                                 --------------
                                                  (thousands)




List of Other Included Managers:

None*

*Mr. James A. Mitarotonda is the Managing Member of Barington Companies Investors, LLC, Barington Companies Management, LLC, Barington Companies Advisors, LLC, Barington Offshore Advisors, LLC and Barington Offshore Advisors II, LLC, which have investment discretion over certain investment portfolios that own the securities reported herein.


                        Title of                       Value       SH/       SH/  PUT/    Invest    Other       Voting Authority
Name Of Issuer            Class            CUSIP      x$1,000    Prn Amt     Prn  CALL     Disc      Mgrs      Sole   Shared   None
------------------------------------------------------------------------------------------------------------------------------------
Consolidated Tomoka
  LD Co                 Common           210226106    11,046     262,618      SH          DEFINED             262,618
Dillards Inc            Cl A             254067101    22,965   1,984,869      SH          DEFINED           1,984,869
Dillards Inc            Put              254067951        43       5,000           PUT    DEFINED                              5,000
Griffon Corp            Common           398433102    14,692   1,677,151      SH          DEFINED           1,677,151
Lancaster Colony Corp   Common           513847103    42,465   1,402,407      SH          DEFINED           1,402,407
Pep Boys Manny
  Moe & Jack            Common           713278109    49,058   5,625,919      SH          DEFINED           5,625,919
Proshares TR            Ultsht Rus2000   74347R834     2,758      35,000      SH          DEFINED              35,000
Schulman A Inc          Common           808194104    54,522   2,367,454      SH          DEFINED           2,367,454
Syms Corp               Common           871551107    11,923     876,683      SH          DEFINED             876,683
Torch Energy
  Royalty Trust         Unit Ben Int     891013104       297      32,100      SH          DEFINED              32,100
Yahoo Inc               Common           984332106     1,033      50,000      SH          DEFINED              50,000
                                                     210,801



